MoA All America Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MoA All America Fund
Prospectus [Line Items]
Average Annual Return, Percent	11.96%	10.91%	11.87%
MoA All America Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.12%	7.68%	8.68%
MoA All America Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.90%	8.04%	8.72%